Stock Options Outstanding, Employees Stock Option Schemes (Detail) (Employees Stock Option Scheme)					12 Months Ended
	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2009 INR	Mar. 31, 2012 Plan ''B'' USD ($)	Mar. 31, 2012 Plan ''B'' INR	Mar. 31, 2012 Plan ''C'' USD ($)	Mar. 31, 2012 Plan ''C'' INR	Mar. 31, 2012 Plan ''D'' USD ($)	Mar. 31, 2012 Plan ''D'' INR	Mar. 31, 2012 Plan "E" USD ($)	Mar. 31, 2012 Plan "E" INR	Mar. 31, 2012 Key ESOP USD ($)	Mar. 31, 2012 Key ESOP INR	Mar. 31, 2012 General ESOP USD ($)	Mar. 31, 2012 General ESOP INR
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price													$ 0.46	23.20
Range of exercise price, Lower Range					$ 1.41	71.72	$ 2.48	126.12	$ 4.32	219.74	$ 8.65	440.16			$ 1.74	88.45
Range of exercise price, Upper Range					$ 4.32	219.74	$ 4.32	219.74	$ 6.70	340.96	$ 9.99	508.23			$ 4.95	251.72
Number Of Shares Arising Out Of Options	99,872,740	85,924,615	92,347,270	90,977,575	1,950,300	1,950,300	3,421,500	3,421,500	26,489,250	26,489,250	66,270,250	66,270,250	33,595	33,595	1,707,845	1,707,845
Weighted Average Remaining Life					1 year 1 month 28 days	1 year 1 month 28 days	11 months 5 days	11 months 5 days	2 years 1 month 13 days	2 years 1 month 13 days	4 years 6 months 18 days	4 years 6 months 18 days	1 year 15 days	1 year 15 days	1 year 10 months 17 days	1 year 10 months 17 days
Weighted Average Exercise Price	389.52	325.27	241.54	195.51		207.68		191.41		276.03		455.47		23.20		202.65